Fees Summary	Jan. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0.00
Previously Paid Amount	0.00
Total Fee Amount	0.00
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule 457(r)
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 487.62
Final Prospectus	true